RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of detailed information about transactions between related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Abstract]
Salaries and fees	$ 1,713	$ 1,718
Share-based payments	2,042	1,560
Total related party expenses	$ 3,755	$ 3,278